LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Beginning balance			$ 587,700
Accretion of debt discount			70,100	$ 58,900
Ending balance	$ 615,800		615,800
Arcadian Telepsychiatry Services LLC [Member]
Beginning balance			587,700
Accretion of debt discount	9,400	$ 9,400	28,100	$ 23,400
Ending balance	$ 615,800		$ 615,800